UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900

Signature, Place and Date of Signing:

/s/John T. Lykouretzos        New York, New York               November 10, 2004
----------------------        ------------------            --------------------
     [Signature]                 [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total: $173,543
                                       (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                FORM 13F INFORMATION TABLE

                                 TITLE OF               MARKET VALUE    SH/PRN    SH/  PUT/  INVESTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP     (X1000) (USD)   AMOUNT    PRN  CALL  DISCRETN   MGRS  SOLE     SHARED  NONE
--------------                   -----        -----     -------------   ------    ---  ----  --------   ----  ----     ------  ----
AETNA INC                        COM          00817Y108   3,997            40,000 SH         SOLE       NONE     40,000
BERKSHIRE HATHAWAY INC DEL       CL A         084670108     173                 2 SH         SOLE       NONE          2
CARNIVAL CORPORATIONCMN          PAIRED CTF   143658300  11,113           235,000 SH         SOLE       NONE    235,000
CERNER CORP                      COM          156782104      50             1,000 SH   PUT   SOLE       NONE      1,000
COUNTRYWIDE FINANCIAL CORP       COM          222372104  10,044           255,000 SH         SOLE       NONE    255,000
DEVON ENERGY CORPORATION (NEW)   COM          25179M103   9,345           131,600 SH         SOLE       NONE    131,600
DOWNEY FINANCIAL CORP            COM          261018105  17,054           310,300 SH         SOLE       NONE    310,300
DUN & BRADSTREET CORP DEL        COM          26483E100  14,963           254,900 SH         SOLE       NONE    254,900
FIRST ADVANTAGE CORP             COM          31845F100     803            50,000 SH         SOLE       NONE     50,000
GOLDMAN SACHS GROUP, INC.        COM          38141G104   7,413            79,500 SH         SOLE       NONE     79,500
GRAFTECH INTERNATIONAL LTD       COM          384313102   5,178           371,200 SH         SOLE       NONE    371,200
ITT EDUCATIONAL SERVICES INC     COM          45068B109  16,489           457,400 SH         SOLE       NONE    457,400
INSTINET GROUP INC               COM          457750107   7,438         1,478,700 SH         SOLE       NONE  1,478,700
LEHMAN BROTHERS HOLDINGS INC     COM          524908100  14,254           178,800 SH         SOLE       NONE    178,800
METALS USA INC                   COM          591324207   2,661           150,000 SH         SOLE       NONE    150,000
QUICKSILVER RESOURCES INCCMN     COM          74837R104   3,800           116,300 SH         SOLE       NONE    116,300
RENT-A-CENTER INC                COM          76009N100   5,689           220,000 SH         SOLE       NONE    220,000
SEACOR HOLDINGS INC              COM          811904101   6,263           133,970 SH         SOLE       NONE    133,970
SUNOCO INC                       COM          86764P109      96               300 SH   PUT   SOLE       NONE        300
TEMPUR-PEDIC INTL INC.CMN        COM          88023U101   9,228           615,600 SH         SOLE       NONE    615,600
TESCO CORP                       COM          88157K101  11,839         1,098,200 SH         SOLE       NONE  1,098,200
VALERO ENERGY CORP NEW           COM          91913Y100     295               440 SH   PUT   SOLE       NONE        440
TRANSOCEAN INC.                  COM          G90078109  11,979           334,800 SH         SOLE       NONE    334,800
ROYAL CARIBBEAN CRUISES LTD      COM          V7780T103   3,379            77,500 SH         SOLE       NONE     77,500
                                                        173,543

21787.0001 #525076